Fees Summary	May 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 944,000
Previously Paid Amount	0.00
Total Fee Amount	144.53
Total Offset Amount	0.00
Net Fee	144.53
Narrative - Max Aggregate Offering Price	$ 944,000
Final Prospectus	true